Nuveen Preferred Securities and Income Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.6%
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 46.4%
	Automobiles – 1.1%
$42,871	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	$39,954,057
	Banks – 18.0%
33,095	Bank of America Corp	6.300%	N/A (3)	BBB-	36,943,949
12,370	Bank of America Corp	6.100%	N/A (3)	BBB-	13,359,600
5,170	Bank of America Corp	6.250%	N/A (3)	BBB-	5,632,560
30,826	Bank of America Corp	6.500%	N/A (3)	BBB-	34,166,614
4,596	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	5,200,637
15,300	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	16,552,764
11,141	CIT Group Inc	5.800%	N/A (3)	Ba3	11,210,631
47,764	Citigroup Inc	5.950%	N/A (3)	BB+	49,913,380
21,229	Citigroup Inc	6.250%	N/A (3)	BB+	23,315,598
28,272	Citigroup Inc	6.125%	N/A (3)	Ba1	29,049,480
16,625	Citizens Financial Group Inc	5.500%	N/A (3)	BB+	16,625,000
25,745	CoBank ACB	6.250%	N/A (3)	BBB+	27,096,613
13,035	Commerzbank AG, 144A	8.125%	9/19/23	BBB	15,062,636
6,580	First Union Capital II	7.950%	11/15/29	Baa1	8,868,240
9,048	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	BBB+	14,064,030
65,141	JPMorgan Chase & Co	6.750%	N/A (3)	Baa2	71,995,787
10,799	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (4)	6.053%	N/A (3)	Baa2	10,775,350
28,185	JPMorgan Chase & Co	5.300%	N/A (3)	Baa2	28,511,100
6,250	JPMorgan Chase & Co	6.100%	N/A (3)	Baa2	6,733,250
10,797	KeyCorp	5.000%	N/A (3)	Baa3	10,900,003
9,815	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	11,925,225
6,746	M&T Bank Corp	6.450%	N/A (3)	Baa2	7,285,680
14,176	M&T Bank Corp	5.125%	N/A (3)	Baa2	14,672,160
13,457	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	14,362,656
16,305	PNC Financial Services Group Inc/The	5.000%	N/A (3)	Baa2	16,590,338
13,817	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB-	17,996,643
13,361	SunTrust Banks Inc	5.050%	N/A (3)	Baa3	13,228,192
18,995	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	19,003,738
18,261	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (4)	6.180%	N/A (3)	Baa2	18,359,609
11,420	Wells Fargo & Co	5.900%	N/A (3)	Baa2	11,948,175

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$52,167	Wells Fargo & Co	5.875%	N/A (3)	Baa2	$56,707,616
	Total Banks				638,057,254
	Capital Markets – 2.8%
7,505	Bank of New York Mellon Corp/The	4.950%	N/A (3)	Baa1	7,595,360
2,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	3,025,688
22,425	Goldman Sachs Group Inc	5.300%	N/A (3)	Ba1	23,449,822
20,060	Goldman Sachs Group Inc	5.500%	N/A (3)	Ba1	20,536,425
42,150	Goldman Sachs Group Inc/The	5.375%	N/A (3)	Ba1	42,381,825
2,300	State Street Corp	5.250%	N/A (3)	Baa1	2,359,317
	Total Capital Markets				99,348,437
	Commercial Services & Supplies – 1.3%
25,691	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	26,847,095
24,613	ILFC E-Capital Trust II, 144A	4.340%	12/21/65	Ba1	17,844,425
	Total Commercial Services & Supplies				44,691,520
	Consumer Finance – 1.7%
10,187	American Express Co	4.900%	N/A (3)	Baa2	10,212,671
13,690	American Express Co	5.200%	N/A (3)	Baa2	13,690,000
18,609	Capital One Financial Corp	5.550%	N/A (3)	Baa3	18,880,133
18,230	Discover Financial Services	5.500%	N/A (3)	Ba2	17,683,100
	Total Consumer Finance				60,465,904
	Diversified Financial Services – 1.5%
3,955	Citigroup Capital III	7.625%	12/01/36	Baa3	5,139,501
2,885	Citigroup Inc	5.950%	N/A (3)	BB+	3,010,123
32,650	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	34,364,125
10,677	Voya Financial Inc	6.125%	N/A (3)	BBB-	11,264,235
	Total Diversified Financial Services				53,777,984
	Electric Utilities – 1.8%
5,055	AES Gener SA, 144A	7.125%	3/26/79	BB	5,393,735
11,255	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	11,480,100
42,603	Emera Inc	6.750%	6/15/76	BBB-	45,668,712
	Total Electric Utilities				62,542,547
	Equity Real Estate Investment Trust – 1.1%
35,438	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	38,450,230
	Food Products – 2.9%
14,500	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	13,485,000
33,390	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	34,308,225
14,870	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	14,098,619

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$39,970	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	$38,970,750
	Total Food Products				100,862,594
	Industrial Conglomerates – 2.5%
92,434	General Electric Co	5.000%	N/A (3)	BBB-	88,668,239
	Insurance – 8.9%
10,170	Aegon NV	5.500%	4/11/48	Baa1	10,475,100
18,305	American International Group Inc	5.750%	4/01/48	Baa2	18,821,567
33,160	Assurant Inc	7.000%	3/27/48	BB+	35,356,850
89,110	Assured Guaranty Municipal Holdings Inc, 144A	6.400%	12/15/66	BBB+	88,218,900
3,254	Catlin Insurance Co Ltd, (3-Month LIBOR reference rate + 2.975% spread), 144A, (4)	5.567%	N/A (3)	A-	3,156,380
15,170	MetLife Inc, 144A	9.250%	4/08/38	BBB	21,238,000
11,126	MetLife Inc	5.875%	N/A (3)	BBB	11,744,828
8,329	MetLife Inc	5.250%	N/A (3)	BBB	8,381,057
33,565	Provident Financing Trust I	7.405%	3/15/38	Baa3	37,760,625
49,943	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	54,937,300
13,090	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	14,235,375
10,200	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	10,921,650
	Total Insurance				315,247,632
	Metals & Mining – 0.5%
11,673	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	12,154,511
5,005	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	5,710,705
	Total Metals & Mining				17,865,216
	Multi-Utilities – 1.0%
22,458	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	23,268,060
11,710	NiSource Inc	5.650%	N/A (3)	BBB-	11,417,250
	Total Multi-Utilities				34,685,310
	U.S. Agency – 0.7%
6,145	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	6,422,185
18,350	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	20,185,000
	Total U.S. Agency				26,607,185
	Wireless Telecommunication Services – 0.6%
18,344	Vodafone Group PLC	7.000%	4/04/79	BBB-	19,799,494
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,586,431,136)				1,641,023,603

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 29.9%
	Banks – 24.9%
$16,412	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$18,114,745
49,075	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	46,191,844
10,550	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (3)	BB	10,787,375
19,200	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	20,520,000
35,925	Barclays PLC	7.750%	N/A (3)	BB+	36,823,125
49,757	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	52,058,261
10,045	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB-	10,459,356
41,121	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB-	45,695,711
8,165	BNP Paribas SA, 144A	6.750%	N/A (3)	BBB-	8,552,838
33,803	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB-	37,214,399
64,812	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB-	74,954,041
28,740	HSBC Holdings PLC	6.375%	N/A (3)	BBB	30,220,110
14,650	HSBC Holdings PLC	6.375%	N/A (3)	BBB	15,162,750
20,565	ING Groep NV	6.500%	N/A (3)	BBB-	21,284,775
10,516	ING Groep NV, Reg S	6.875%	N/A (3)	BBB-	11,068,090
6,675	ING Groep NV, Reg S	6.750%	N/A (3)	BBB-	6,935,125
28,071	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	27,579,758
6,325	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	6,649,156
78,581	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	82,608,276
14,175	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB	14,954,625
34,859	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BB+	37,691,294
28,726	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BB+	30,959,446
18,546	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	18,373,522
7,935	Societe Generale SA, 144A	7.375%	N/A (3)	BB+	8,342,066
15,255	Societe Generale SA, 144A	8.000%	N/A (3)	BB+	16,818,638
31,390	Societe Generale SA, 144A	7.875%	N/A (3)	BB+	33,705,012
24,630	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	26,046,225
28,409	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	30,184,562
66,955	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (3)	BBB-	73,315,725
27,188	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	26,236,420
831,056	Total Banks				879,507,270
	Capital Markets – 5.0%
32,390	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	34,772,932
33,855	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB	36,394,125
45,833	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	50,416,300
15,370	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	Ba1	15,187,405
17,855	UBS Group Funding Switzerland AG, 144A	7.000%	N/A (3)	BBB-	18,948,619

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$21,390	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (3)	BBB-	$22,867,407
166,693	Total Capital Markets				178,586,788
$997,749	Total Contingent Capital Securities (cost $1,033,497,888)				1,058,094,058

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 20.3%
	Banks – 4.7%
138,081	Citigroup Inc	7.125%	BB+	$3,811,036
543,286	CoBank ACB, (6)	6.250%	BBB+	56,637,565
141,737	CoBank ACB, (6)	6.200%	BBB+	14,598,911
596,706	Fifth Third Bancorp	6.625%	Baa3	16,439,250
544,036	Huntington Bancshares Inc/OH	6.250%	Baa3	14,085,092
280,000	Huntington Bancshares Inc/OH, (6)	5.297%	Baa3	5,916,666
206,560	KeyCorp	6.125%	Baa3	5,744,434
89,857	PNC Financial Services Group Inc/The	6.125%	Baa2	2,418,950
904,186	Regions Financial Corp	6.375%	BB+	24,747,571
332,100	Regions Financial Corp	5.700%	BB+	8,584,785
497,300	Synovus Financial Corp, (WI/DD)	5.875%	BB-	12,616,501
	Total Banks			165,600,761
	Capital Markets – 2.8%
36,300	Goldman Sachs Group Inc/The	5.500%	Ba1	941,985
1,027,613	Morgan Stanley	7.125%	BB+	28,608,746
544,709	Morgan Stanley	6.875%	BB+	14,946,815
1,236,045	Morgan Stanley	5.850%	BB+	32,532,704
360,900	Morgan Stanley	6.375%	BB+	9,679,338
156,910	Northern Trust Corp	5.850%	BBB+	3,958,839
303,157	State Street Corp	5.350%	Baa1	8,018,503
	Total Capital Markets			98,686,930
	Consumer Finance – 0.6%
808,736	GMAC Capital Trust I	8.303%	B1	21,132,272
	Diversified Financial Services – 1.8%
403,738	AgriBank FCB, (6)	6.875%	BBB+	42,998,097
774,216	Voya Financial Inc	5.350%	BBB-	19,572,180
	Total Diversified Financial Services			62,570,277
	Food Products – 2.1%
506,287	CHS Inc	7.875%	N/R	13,695,063
1,357,707	CHS Inc	7.100%	N/R	35,639,809
470,500	CHS Inc	6.750%	N/R	12,153,015

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products (continued)
12,881	CHS Inc	7.500%	N/R	$350,492
53,000	Dairy Farmers of America Inc, 144A, (6)	7.875%	BB+	5,300,000
66,700	Dairy Farmers of America Inc, 144A, (6)	7.875%	BB+	6,670,000
	Total Food Products			73,808,379
	Insurance – 4.4%
1,239,023	Aspen Insurance Holdings Ltd	5.950%	BBB-	32,140,257
567,415	Aspen Insurance Holdings Ltd	5.625%	BBB-	14,514,476
631,800	Athene Holding Ltd	6.350%	BBB-	16,679,520
483,905	Axis Capital Holdings Ltd	5.500%	BBB	11,986,327
246,761	Delphi Financial Group Inc, (6)	5.708%	BBB-	5,613,813
546,700	Enstar Group Ltd	7.000%	BB+	14,061,124
799,363	Maiden Holdings North America Ltd	7.750%	N/R	16,970,476
403,257	PartnerRe Ltd	7.250%	BBB	10,658,082
268,907	Reinsurance Group of America Inc	6.200%	BBB+	7,147,548
803,196	Reinsurance Group of America Inc	5.750%	BBB+	21,927,251
201,165	Torchmark Corp	6.125%	BBB+	5,340,931
	Total Insurance			157,039,805
	Mortgage Real Estate Investment Trust – 0.1%
210,254	Wells Fargo Real Estate Investment Corp	6.375%	BBB	5,405,630
	Oil, Gas & Consumable Fuels – 0.9%
277,700	NuStar Energy LP	8.500%	B1	6,370,438
290,000	NuStar Energy LP	7.625%	B1	5,971,100
808,295	NuStar Logistics LP	9.331%	B1	20,239,707
	Total Oil, Gas & Consumable Fuels			32,581,245
	Thrifts & Mortgage Finance – 1.2%
400,000	Federal Agricultural Mortgage Corp	6.000%	N/R	10,404,000
1,260,639	New York Community Bancorp Inc	6.375%	Ba1	32,247,146
	Total Thrifts & Mortgage Finance			42,651,146
	Trading Companies & Distributors – 0.3%
367,800	Air Lease Corp	6.150%	BB+	9,746,700
	U.S. Agency – 1.4%
451,610	Farm Credit Bank of Texas, 144A, (6)	6.750%	Baa1	47,870,660
	Total $25 Par (or similar) Retail Preferred (cost $704,334,783)			717,093,805
	Total Long-Term Investments (cost $3,324,263,807)			3,416,211,466

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%
	REPURCHASE AGREEMENTS – 1.8%
$63,129	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/19, repurchase price $63,135,735, collateralized by $65,000,000, U.S. Treasury Notes, 1.625%, due 2/15/26, value $64,392,120	1.200%	7/01/19	$63,129,422
	Total Short-Term Investments (cost $63,129,422)			63,129,422
	Total Investments (cost $3,387,393,229) – 98.4%			3,479,340,888
	Other Assets Less Liabilities – 1.6% (7)			55,003,234
	Net Assets – 100%			$3,534,344,122
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$80,000,000	Receive	3-Month LIBOR	2.474%	Semi-Annually	7/13/16	7/13/21	$(1,550,122)	$(1,550,122)	$27,660
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,641,023,603	$ —	$1,641,023,603
Contingent Capital Securities	—	1,058,094,058	—	1,058,094,058
$25 Par (or similar) Retail Preferred	531,488,093	185,605,712	—	717,093,805
Short-Term Investments:
Repurchase Agreements	—	63,129,422	—	63,129,422
Investments in Derivatives:
Interest Rate Swaps*	—	(1,550,122)	—	(1,550,122)
Total	$531,488,093	$2,946,302,673	$ —	$3,477,790,766

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen NWQ Flexible Income Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.2%
	CORPORATE BONDS – 56.1%
	Air Freight & Logistics – 0.9%
$11,262	XPO Logistics Inc, 144A	6.500%	6/15/22	BB-	$11,487,240
	Auto Components – 2.3%
8,595	American Axle & Manufacturing Inc	6.250%	4/01/25	B	8,552,025
5,825	American Axle & Manufacturing Inc	6.500%	4/01/27	B	5,810,437
13,404	Cooper-Standard Automotive Inc, 144A	5.625%	11/15/26	B1	11,896,050
2,000	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	2,052,500
29,824	Total Auto Components				28,311,012
	Automobiles – 1.5%
3,950	Ford Motor Co	7.450%	7/16/31	BBB	4,669,175
12,305	General Motors Co	6.600%	4/01/36	BBB	13,621,687
16,255	Total Automobiles				18,290,862
	Banks – 1.6%
11,050	Ally Financial Inc	8.000%	3/15/20	BB+	11,422,937
7,225	CIT Group Inc	6.125%	3/09/28	Ba1	8,218,438
18,275	Total Banks				19,641,375
	Beverages – 0.6%
6,585	Anheuser-Busch InBev Finance Inc	4.900%	2/01/46	A-	7,287,696
	Capital Markets – 1.4%
11,650	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	12,057,750
5,090	Raymond James Financial Inc	4.950%	7/15/46	BBB+	5,735,631
16,740	Total Capital Markets				17,793,381
	Chemicals – 4.3%
17,335	Blue Cube Spinco LLC	9.750%	10/15/23	BB+	19,155,175
600	Blue Cube Spinco LLC, (WI/DD)	10.000%	10/15/25	BB+	681,750
4,965	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	5,191,900
4,425	Olin Corp	5.000%	2/01/30	BB+	4,375,219
19,314	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	BB-	18,589,725
5,624	Univar USA Inc, 144A	6.750%	7/15/23	BB	5,729,450
52,263	Total Chemicals				53,723,219
	Communications Equipment – 0.9%
8,725	ViaSat Inc, 144A	5.625%	9/15/25	B	8,572,313

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Communications Equipment (continued)
$3,200	ViaSat Inc, 144A	5.625%	4/15/27	BB+	$3,328,000
11,925	Total Communications Equipment				11,900,313
	Consumer Finance – 1.6%
1,670	Ally Financial Inc	7.500%	9/15/20	BB+	1,757,675
17,350	Navient Corp	8.000%	3/25/20	BB	17,957,250
19,020	Total Consumer Finance				19,714,925
	Containers & Packaging – 1.2%
13,199	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	14,704,346
	Diversified Financial Services – 0.2%
2,442	Ford Motor Credit Co LLC	8.125%	1/15/20	BBB	2,511,079
	Diversified Telecommunication Services – 1.0%
11,950	CenturyLink Inc	7.650%	3/15/42	BB	11,143,375
871	Qwest Corp	6.875%	9/15/33	Baa2	869,567
12,821	Total Diversified Telecommunication Services				12,012,942
	Electric Utilities – 0.9%
5,850	Edison International	5.750%	6/15/27	BBB-	6,280,757
4,900	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB	5,068,290
10,750	Total Electric Utilities				11,349,047
	Electronic Equipment, Instruments & Components – 1.9%
5,775	Cisco Systems Inc	3.000%	6/15/22	AA-	5,937,688
8,665	Itron Inc, 144A	5.000%	1/15/26	BB-	8,859,962
8,825	Tech Data Corp	4.950%	2/15/27	BBB-	9,231,833
23,265	Total Electronic Equipment, Instruments & Components				24,029,483
	Entertainment – 0.4%
5,400	Liberty Interactive LLC	8.500%	7/15/29	BB	5,481,000
	Equity Real Estate Investment Trust – 1.1%
3,550	HAT Holdings I LLC / HAT Holdings II LLC, 144A, (WI/DD)	5.250%	7/15/24	BB+	3,621,000
10,400	Office Properties Income Trust	4.500%	2/01/25	BBB-	10,410,320
13,950	Total Equity Real Estate Investment Trust				14,031,320
	Food & Staples Retailing – 0.7%
8,798	Albertsons LLC / Safeway Inc	6.625%	6/15/24	BB-	9,116,928
	Health Care Providers & Services – 2.0%
10,450	Encompass Health Corp	5.750%	11/01/24	B+	10,641,235
5,175	HCA Inc	6.500%	2/15/20	BBB-	5,293,968
9,120	MEDNAX Inc, 144A	6.250%	1/15/27	BBB-	8,971,800
24,745	Total Health Care Providers & Services				24,907,003

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure – 1.5%
$11,000	McDonald's Corp	4.875%	12/09/45	BBB+	$12,671,619
6,330	Twin River Worldwide Holdings Inc, 144A	6.750%	6/01/27	B	6,599,025
17,330	Total Hotels, Restaurants & Leisure				19,270,644
	Independent Power & Renewable Electricity Producers – 1.5%
17,500	Vistra Energy Corp	7.625%	11/01/24	BB	18,440,625
	Machinery – 3.8%
9,506	ATS Automation Tooling Systems Inc, 144A	6.500%	6/15/23	B+	9,814,945
11,475	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	12,063,094
5,750	Harsco Corp, 144A	5.750%	7/31/27	Ba2	5,987,820
8,980	Stevens Holding Co Inc, 144A	6.125%	10/01/26	B+	9,451,450
9,870	Terex Corp, 144A	5.625%	2/01/25	BB	9,993,375
45,581	Total Machinery				47,310,684
	Media – 4.5%
5,761	Altice Financing SA, 144A	7.500%	5/15/26	B+	5,790,381
3,050	DISH DBS Corp	6.750%	6/01/21	BB-	3,202,500
6,235	DISH DBS Corp	7.750%	7/01/26	BB-	6,110,300
8,867	Nexstar Broadcasting Inc, 144A	5.625%	8/01/24	B	9,185,857
24,879	Viacom Inc	6.875%	4/30/36	BBB	31,498,630
48,792	Total Media				55,787,668
	Metals & Mining – 3.2%
2,750	AK Steel Corp	7.500%	7/15/23	BB-	2,811,050
7,475	AK Steel Corp	7.000%	3/15/27	B-	6,017,375
5,300	ArcelorMittal, (3)	7.000%	10/15/39	BBB-	6,283,643
5,971	First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	6,090,420
5,250	Southern Copper Corp	5.875%	4/23/45	BBB+	6,177,203
8,575	United States Steel Corp	6.875%	8/15/25	B	8,060,500
4,850	United States Steel Corp	6.250%	3/15/26	B	4,316,500
40,171	Total Metals & Mining				39,756,691
	Multiline Retail – 1.5%
20,644	Nordstrom Inc	5.000%	1/15/44	BBB+	19,239,664
	Oil, Gas & Consumable Fuels – 4.1%
2,900	Ashland Inc	6.875%	5/15/43	BB-	3,139,250
13,299	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB-	13,830,960
14,359	EQM Midstream Partners LP	5.500%	7/15/28	BBB-	15,135,818
9,075	EQM Midstream Partners LP	6.500%	7/15/48	BBB-	9,522,879
8,525	Phillips 66	4.650%	11/15/34	A3	9,482,107
48,158	Total Oil, Gas & Consumable Fuels				51,111,014

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Pharmaceuticals – 0.7%
$8,275	Horizon Pharma USA Inc, 144A	8.750%	11/01/24	B+	$8,877,420
	Real Estate Management & Development – 0.9%
5,960	Greystar Real Estate Partners LLC, 144A	5.750%	12/01/25	BB-	6,079,200
5,215	Kennedy-Wilson Inc	5.875%	4/01/24	BB	5,319,300
11,175	Total Real Estate Management & Development				11,398,500
	Road & Rail – 0.7%
10,108	XPO CNW Inc	6.700%	5/01/34	B+	9,299,360
	Semiconductors & Semiconductor Equipment – 3.1%
11,225	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	11,155,966
5,550	Broadcom Corp / Broadcom Cayman Finance Ltd	3.875%	1/15/27	BBB-	5,441,072
7,040	Broadcom Inc, 144A	4.750%	4/15/29	BBB-	7,213,706
5,375	Lam Research Corp	4.875%	3/15/49	A3	5,950,698
2,325	Qorvo Inc, (DD1)	5.500%	7/15/26	Ba1	2,460,547
6,550	Versum Materials Inc, 144A	5.500%	9/30/24	BB+	7,016,687
38,065	Total Semiconductors & Semiconductor Equipment				39,238,676
	Software – 0.4%
4,797	Symantec Corp	4.200%	9/15/20	Baa3	4,871,562
	Specialty Retail – 1.0%
800	L Brands Inc	6.950%	3/01/33	Ba2	663,599
13,806	L Brands Inc	6.875%	11/01/35	Ba1	12,278,504
14,606	Total Specialty Retail				12,942,103
	Technology Hardware, Storage & Peripherals – 3.7%
7,973	GCI LLC	6.875%	4/15/25	B	8,311,853
22,919	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	25,371,960
12,545	Seagate HDD Cayman	4.875%	6/01/27	Baa3	12,583,442
43,437	Total Technology Hardware, Storage & Peripherals				46,267,255
	Tobacco – 1.0%
11,175	Altria Group Inc	5.800%	2/14/39	A3	12,546,005
$677,333	Total Corporate Bonds (cost $689,962,975)				702,651,042

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.5%
	Automobiles – 0.5%
$6,400	General Motors Financial Co Inc	6.500%	N/A (4)	BB+	$6,144,000
	Banks – 7.1%
3,965	Bank of America Corp	6.300%	N/A (4)	BBB-	4,426,129

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$11,626	Bank of America Corp	6.500%	N/A (4)	BBB-	$12,885,910
6,000	CIT Group Inc	5.800%	N/A (4)	Ba3	6,037,500
21,380	Citigroup Inc	6.250%	N/A (4)	BB+	23,481,440
1,325	Citigroup Inc	5.800%	N/A (4)	BB+	1,328,313
11,225	JPMorgan Chase & Co	6.750%	N/A (4)	Baa2	12,406,207
4,000	Lloyds Bank PLC, 144A	12.000%	N/A (4)	Baa3	4,860,000
10,648	PNC Financial Services Group Inc	6.750%	N/A (4)	Baa2	11,364,610
5,925	Wells Fargo & Co	5.875%	N/A (4)	Baa2	6,440,712
4,883	Zions Bancorp NA	7.200%	N/A (4)	BB+	5,078,320
80,977	Total Banks				88,309,141
	Capital Markets – 0.5%
6,175	Goldman Sachs Group Inc	5.300%	N/A (4)	Ba1	6,457,198
	Consumer Finance – 0.5%
6,460	Capital One Financial Corp	5.550%	N/A (4)	Baa3	6,554,122
	Electric Utilities – 1.9%
16,845	Emera Inc	6.750%	6/15/76	BBB-	18,057,166
6,000	NextEra Energy Capital Holdings Inc, (DD1)	5.650%	5/01/79	BBB	6,185,622
22,845	Total Electric Utilities				24,242,788
	Food Products – 1.5%
8,967	Land O' Lakes Inc, 144A	8.000%	N/A (4)	BB	9,213,593
6,275	Land O' Lakes Inc, 144A	7.000%	N/A (4)	BB	5,949,484
3,400	Land O' Lakes Inc, 144A	7.250%	N/A (4)	BB	3,315,000
18,642	Total Food Products				18,478,077
	Insurance – 1.0%
10,255	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	12,921,300
	Oil, Gas & Consumable Fuels – 0.5%
5,550	Transcanada Trust	5.875%	8/15/76	BBB	5,696,520
$157,304	Total $1,000 Par (or similar) Institutional Preferred (cost $167,519,308)				168,803,146

Shares	Description (1)	Value
	COMMON STOCKS – 9.7%
	Airlines – 0.3%
55,300	Delta Air Lines Inc	$3,138,275
	Biotechnology – 0.5%
91,900	Gilead Sciences Inc	6,208,764

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 0.5%
325,184	Ares Capital Corp	$5,833,801
	Chemicals – 0.1%
12,800	DuPont de Nemours Inc	960,896
	Electric Utilities – 1.7%
61,500	Entergy Corp	6,330,195
49,564	Evergy Inc	2,981,275
279,400	FirstEnergy Corp	11,961,114
	Total Electric Utilities	21,272,584
	Equity Real Estate Investment Trust – 1.2%
67,256	Apartment Investment & Management Co, Class A	3,370,871
386,500	MGM Growth Properties LLC	11,846,225
	Total Equity Real Estate Investment Trust	15,217,096
	Industrial Conglomerates – 0.5%
102,625	Siemens AG, (5)	6,122,607
	Insurance – 0.2%
65,150	CNA Financial Corp	3,066,610
	Oil, Gas & Consumable Fuels – 1.2%
319,800	Enterprise Products Partners LP, (6)	9,232,626
311,900	Equitrans Midstream Corp	6,147,549
	Total Oil, Gas & Consumable Fuels	15,380,175
	Pharmaceuticals – 2.5%
314,700	AstraZeneca PLC, Sponsored ADR	12,990,816
136,100	Bristol-Myers Squibb Co	6,172,135
307,700	GlaxoSmithKline PLC, Sponsored ADR	12,314,154
	Total Pharmaceuticals	31,477,105
	Semiconductors & Semiconductor Equipment – 0.5%
23,100	Broadcom Inc	6,649,566
	Specialty Retail – 0.5%
1,166,700	Kingfisher PLC, Sponsored ADR, (5)	6,346,848
	Total Common Stocks (cost $113,727,237)	121,674,327

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 8.6%
	Banks – 0.8%
157,154	Citigroup Inc	7.125%	BB+	$4,337,450

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
212,390	Huntington Bancshares Inc/OH	6.250%	Baa3	$5,498,777
	Total Banks			9,836,227
	Capital Markets – 1.1%
361,823	Ladenburg Thalmann Financial Services Inc	8.000%	N/R	8,785,063
160,481	Morgan Stanley	7.125%	BB+	4,467,791
30,738	Morgan Stanley	6.375%	BB+	824,393
	Total Capital Markets			14,077,247
	Consumer Finance – 1.0%
42,331	Capital One Financial Corp	6.700%	Baa3	1,078,171
422,089	GMAC Capital Trust I	8.303%	B1	11,029,185
	Total Consumer Finance			12,107,356
	Equity Real Estate Investment Trust – 1.0%
120,884	Digital Realty Trust Inc	6.625%	Baa3	3,323,101
160,775	National Storage Affiliates Trust	6.000%	N/R	4,156,034
189,821	VEREIT Inc	6.700%	BB	4,785,387
	Total Equity Real Estate Investment Trust			12,264,522
	Food Products – 1.3%
63,115	CHS Inc	7.875%	N/R	1,707,261
195,213	CHS Inc	7.100%	N/R	5,124,341
384,432	CHS Inc	6.750%	N/R	9,929,879
	Total Food Products			16,761,481
	Insurance – 1.7%
60,674	Argo Group US Inc	6.500%	BBB-	1,554,468
354,100	Athene Holding Ltd	6.350%	BBB-	9,348,240
237,600	Enstar Group Ltd	7.000%	BB+	6,111,072
78,477	Kemper Corp	7.375%	Ba1	1,976,051
110,414	National General Holdings Corp	7.625%	N/R	2,901,680
	Total Insurance			21,891,511
	Multi-Utilities – 0.9%
416,100	Algonquin Power & Utilities Corp	6.200%	BB+	10,727,058
	Wireless Telecommunication Services – 0.8%
365,936	United States Cellular Corp	7.250%	Ba1	9,609,479
	Total $25 Par (or similar) Retail Preferred (cost $105,400,544)			107,274,881

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 5.1%
	Banks – 1.7%
4,529	Bank of America Corp	7.250%	BBB-	$6,213,788

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
11,193	Wells Fargo & Co	7.500%	Baa2	$15,269,491
	Total Banks			21,483,279
	Electric Utilities – 1.0%
189,300	NextEra Energy Inc	6.123%	BBB	12,291,249
	Independent Power & Renewable Electricity Producers – 1.0%
127,700	Vistra Energy Corp	7.000%	N/R	11,821,189
	Multi-Utilities – 1.4%
162,300	Sempra Energy	6.750%	N/R	18,018,546
	Total Convertible Preferred Securities (cost $59,701,599)			63,614,263

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 2.2%
	Independent Power & Renewable Electricity Producers – 0.8%
$10,200	NextEra Energy Partners LP, 144A	1.500%	9/15/20	N/R	$10,303,458
	Media – 1.0%
17,871	Liberty Interactive LLC	4.000%	11/15/29	BB	12,576,406
	Wireless Telecommunication Services – 0.4%
7,153	Liberty Interactive LLC	3.750%	2/15/30	BB	4,917,684
$35,224	Total Convertible Bonds (cost $27,700,694)				27,797,548

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 1.0%
185,507	JPMorgan Chase Bank, National Association, Mandatory Exchangeable Note, Linked to Common Stock of Qorvo, Inc. (Cap 116.43% of Issue Price), 144A	10.000%	$65.3580	$76.0960	8/02/19	$12,500,728
	Total Structured Notes (cost $12,191,285)					12,500,728
	Total Long-Term Investments (cost $1,176,203,642)					1,204,315,935

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%
	REPURCHASE AGREEMENTS – 2.0%
$25,294	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/19, repurchase price $25,296,842, collateralized by $26,045,000, U.S. Treasury Notes, 1.625%, due 2/15/26, value $25,801,427	1.200%	7/01/19	$25,294,313
	Total Short-Term Investments (cost $25,294,313)			25,294,313
	Total Investments (cost $1,201,497,955) – 98.2%			1,229,610,248
	Other Assets Less Liabilities – 1.8% (7)			22,571,688
	Net Assets – 100%			$1,252,181,936
Investments in Derivatives
Options Written
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Broadcom Inc	Call	(42)	$(1,176,000)	$280	9/20/19	$(93,450)
Total Options Written (premiums received $37,088)		(42)	$(1,176,000)			$(93,450)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$702,651,042	$ —	$702,651,042
$1,000 Par (or similar) Institutional Preferred	—	168,803,146	—	168,803,146
Common Stocks	109,204,872	12,469,455	—	121,674,327
$25 Par (or similar) Retail Preferred	107,274,881	—	—	107,274,881
Convertible Preferred Securities	63,614,263	—	—	63,614,263
Convertible Bonds	—	27,797,548	—	27,797,548
Structured Notes	—	12,500,728	—	12,500,728
Short-Term Investments:
Repurchase Agreements	—	25,294,313	—	25,294,313
Investments in Derivatives:
Options Written	(93,450)	—	—	(93,450)
Total	$280,000,566	$949,516,232	$ —	$1,229,516,798

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(4)	Perpetual security. Maturity date is not applicable.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(8)	Exchange-traded, unless otherwise noted.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
DD1	Portion of investment purchased on a delayed delivery basis.
N/A	Not applicable
WI/DD	Purchased on a when-issued or delayed delivery basis.